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SEC FILE NUMBER
0-28252

CUSIP NUMBER
111412 10 2

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 12b-25
NOTIFICATION OF LATE FILING

(Check one):	☐ Form 10-K ☐ Form 20-F ☐ Form 11-K ☑ Form 10-Q ☐ Form 10-D ☐ Form N-SAR ☐ Form N-CSR

	For Period Ended:	March 31, 2006

☐ Transition Report on Form 10-K

☐ Transition Report on Form 20-F

☐ Transition Report on Form 11-K

☐ Transition Report on Form 10-Q

☐ Transition Report on Form N-SAR

For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form. Please Print or Type.
Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.
If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:
PART I — REGISTRANT INFORMATION
BroadVision, Inc.

Full Name of Registrant
N/A

Former Name if Applicable
585 Broadway

Address of Principal Executive Office (Street and Number)
Redwood City, CA 94063

City, State and Zip Code
PART II — RULES 12b-25(b) AND (c)
If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

☐
	(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense

	(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.
PART III — NARRATIVE
State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

SEC 1344 (03-05)	Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

BroadVision, Inc. has been unable to complete its Quarterly Report on Form 10-Q for the quarter ended March 31, 2006 within the prescribed timeframe. As previously reported, the filing of our Annual Report on Form 10-K for the fiscal year ended December 31, 2005 was delayed until June 9, 2006, due primarily to certain complex accounting issues and the delay in the year-end audit associated with the resignation of our prior independent registered accounting firm in November 2005 and retention of a new independent registered accounting firm. These same factors, as well as personnel shortages in our accounting and finance organization, have led to a delay in the filing of our Quarterly Report on Form 10-Q for the quarter ended March 31, 2006. As previously reported, as of December 31, 2005, we did not have a sufficient number of experienced personnel in our accounting and finance organization to facilitate an efficient financial statement close process and permit the preparation of our financial statements in accordance with generally accepted accounting principles. Our personnel also lacked certain required skills and competencies to oversee the accounting operations and perform certain important control functions, such as the review, periodic inspection and investigation of transactions of our foreign locations. These shortages have continued to affect us to date and were exacerbated by the resignation of our Chief Financial Officer in June 2006. We are seeking to remediate these shortages of personnel and expertise and have added several employees to our accounting and finance organization in the second quarter of 2006. However, we currently anticipate that the factors described above will cause us to be unable to file our Quarterly Report on Form 10-Q for the quarter ended June 30, 2006 within the prescribed timeframe for that report.
(Attach extra Sheets if Needed)
PART IV — OTHER INFORMATION
(1)	Name and telephone number of person to contact in regard to this notification

Kent Liu	650	542-5100
(Name)	(Area Code)	(Telephone Number)
(2)	Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).
Yes ☑ No ☐

(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
Yes ☑ No ☐

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

We currently anticipate that our results of operations for the quarter ended March 31, 2006, to be reported in the Quarterly Report on Form 10-Q to which this filing relates, will reflect significant changes from the prior year, unrelated to the causes for the delay described in Part III. We currently expect to report that our total revenues for the quarter ended March 31, 2006 were approximately $12.6 million, compared with approximately $16.4 million for the quarter ended March 31, 2005. The anticipated decrease in total revenues was due primarily to declines in both software license revenue and services revenue. We currently expect to report that our total operating expenses for the quarter ended March 31, 2006 were approximately $7.2 million, compared with approximately $11.9 million for the quarter ended March 31, 2005. The anticipated decrease in operating expenses was due primarily to reduced headcount.

This Notification of Late filing on Form 12b-25 contains forward-looking statements, including statements regarding our financial results for the quarter ended March 31, 2006. These statements are based on current expectations as of the date of this filing and involve a number of risks and uncertainties, which results may differ materially from those indicated by these forward-looking statements. These risks include, without limitation, risks related to our ability to complete our quarter-end financial statement preparation and other risks detailed in our filings with the Securities and Exchange Commission.

BroadVision, Inc.
(Name of Registrant as Specified in Charter)
has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date	August 9, 2006	By	/s/ Pehong Chen

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative’s authority to sign on behalf of the registrant shall be filed with the form.
ATTENTION
Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).